             NYLIAC PINNACLE VARIABLE UNIVERSAL LIFE INSURANCE AND NYLIAC PINNACLE SURVIVORSHIP VARIABLE UNIVERSAL LIFE INSURANCE

                                  INVESTING IN
              NYLIAC VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT - I

                         Supplement dated June 16, 2003
                        to Prospectus dated May 1, 2003


        This supplement amends the May 1, 2003 Prospectus for the NYLIAC Pinnacle Variable Universal Life and NYLIAC Pinnacle Survivorship Variable Universal Life Policies ("Policies"). You should read this information carefully before you invest in the Investment Division described in this supplement and retain this supplement for future reference. This supplement is not valid unless it is read in conjunction with the May 1, 2003 Prospectus for the Policies. The terms we use in this supplement have the same meanings as in the Prospectus for the Policies.

        The purposes of this supplement are (1) to describe one new Investment Division that will be available under the Policies as of June 16, 2003 (this supplement identifies the new Investment Division and provides information regarding the new Investment Division's fees, expenses and investment objectives); (2) to disclose that a lower crediting rate for the Fixed Accounts applies to policies issued with an Alternative Cash Surrender Value ("ACSV"); and (3) to disclose that two Investment Divisions announced in the May 1, 2003 prospectus will not be made available under the Policies. Keeping these purposes in mind, please note the following changes.


I.      NUMBER OF AVAILABLE INVESTMENT DIVISIONS

        Throughout the Prospectus, all references to "forty-three" (or 43) Investment Divisions are changed to refer to "forty-two" (or 42) Investment Divisions.


II.     VAN ECK WORLDWIDE ABSOLUTE RETURN PORTFOLIO AVAILABLE JUNE 16, 2003

        Effective June 16, 2003, the Van Eck Worldwide Absolute Return Portfolio is available as an Investment Division in the Policies.

        On page 15, under the section entitled FUND ANNUAL EXPENSES, add the following to the table in that section:

        FUND ANNUAL EXPENSES
               (as a % of the average net assets)(a)             VAN ECK WORLDWIDE
                                                                 ABSOLUTE RETURN
                                                                 ---------------
        Advisory Fees                                            2.50%
        Administration Fees                                      0.00%
        12b-1 Fees                                               0.00%
        Other Expenses                                           0.46%
                                                                 -----
        Total Fund Annual Expenses                               2.96%(l)

----------------

(a) The Fund or its agents provided the fees and charges which, except for the Van Eck Worldwide Absolute Return Portfolio, are based on 2002 expenses. We have not verified the accuracy of the information provided by the Fund or its agents.


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14001 A (6/03)

(l) Because the fund has less than one year of operating history, the fees and expenses are based on estimates for the current fiscal year. These pro forma expenses are based on average net assets of $100 million. The Advisory Fee includes all subadvisory fees. The Adviser has agreed to voluntarily waive fees and assume certain operating expenses to limit the Total Fund Annual Expenses (excluding brokerage commissions and transaction fees, interest, dividends paid on short sales, taxes and extraordinary expenses) to 2.50% of average daily net assets. These fee waivers are not contractual and may be discontinued at the discretion of the Adviser.

        On page 25, add the following to the table showing the Funds and Eligible Portfolios, Investment Advisers and Investment Objectives available under the policies:

       ----------------------------------------------------------------------------------
       FUNDS AND ELIGIBLE
       PORTFOLIOS                   INVESTMENT ADVISER         INVESTMENT OBJECTIVE
       ----------------------------------------------------------------------------------
       Van Eck Worldwide            Van Eck Associates         Positive returns in
       Insurance Trust:             Corporation                various market cycles by
                                                               utilizing a diversified
               Van Eck Worldwide                               "manager of managers"
               Absolute Return                                 investment approach,
                                                               whereby the Fund selects
                                                               multiple investment
                                                               subadvisers who use
                                                               various hedging
                                                               strategies.
       ----------------------------------------------------------------------------------


II. INTEREST CREDITING RATE ON POLICIES WITH ALTERNATIVE CASH SURRENDER VALUE ("ACSV")

        The interest crediting rate for the Fixed Accounts on policies with an Alternative Cash Surrender Value ("ACSV") is lower than on policies without ACSV. You should contact your registered representative for the current crediting rates.



III. TEMPLETON FOREIGN SECURITIES (CLASS 2) AND TEMPLETON GLOBAL INCOME SECURITIES (CLASS 2) NOT AVAILABLE

        The Templeton Foreign Securities (Class 2) portfolio and the Templeton Global Income Securities (Class 2) portfolio will not be made available as Investment Divisions under the Policies. All references in the prospectus to the Templeton Foreign Securities (Class 2) portfolio and the Templeton Global Income Securities (Class 2) portfolios, including those found on pages 15 and 25, are hereby deleted and should be disregarded.












                 New York Life Insurance and Annuity Corporation
                            (A Delaware Corporation)
                                51 Madison Avenue
                            New York, New York 10010


73660

14001 A (6/03)

              NYLIAC PINNACLE VARIABLE UNIVERSAL LIFE INSURANCE AND NYLIAC PINNACLE SURVIVORSHIP VARIABLE UNIVERSAL LIFE INSURANCE

                                  INVESTING IN
               NYLIAC VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT - I

                 Supplement dated June 16, 2003 to Statement of
                    Additional Information dated May 1, 2003


        This supplement amends the May 1, 2003 Statement of Additional Information for the NYLIAC Pinnacle Variable Universal Life and NYLIAC Pinnacle Survivorship Variable Universal Life Policies ("Policies"). You should read this information carefully before you invest and retain this supplement for future reference. This supplement is not valid unless it is read in conjunction with the May 1, 2003 Prospectus, the May 1, 2003 Statement of Additional Information and the June 16, 2003 Prospectus Supplement. The terms we use in this supplement have the same meanings as in the Statement of Additional Information for the Policies.

        The purposes of this supplement are to indicate that (1) effective June 16, 2003, the Van Eck Worldwide Absolute Return Portfolio is available as an Investment Division under the Policies; and (2) the Templeton Foreign Securities (Class 2) portfolio and the Templeton Global Income Securities (Class 2) portfolio will not be made available under the Policies. Keeping these purposes in mind, please note the following:

        On pages 3-4, the list of available Eligible Portfolios is modified as follows: (1) add Van Eck Worldwide Absolute Return, and (2) delete references to Franklin Templeton Variable Insurance Products Trust, Templeton Foreign Securities (Class 2) and Templeton Global Income Securities (Class 2).

        Please refer to the June 16, 2003 Prospectus Supplement for more information regarding the Van Eck Worldwide Absolute Return portfolio.






                 New York Life Insurance and Annuity Corporation
                            (A Delaware Corporation)
                                51 Madison Avenue
                            New York, New York 10010